Commitments and Contingencies (Details) - Forge Nano, Inc. $ in Thousands		1 Months Ended
	Aug. 09, 2023 USD ($) payment	Aug. 31, 2025 USD ($)	Aug. 31, 2024 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Commitments and Contingencies
Number of cash payments | payment	3
Fair value of contingent consideration	$ 311			$ 2,765	$ 1,811
Minimum
Commitments and Contingencies
Percentage of net sales considered for contingent consideration	2.00%
Maximum
Commitments and Contingencies
Percentage of net sales considered for contingent consideration	5.00%
At the time of closing
Commitments and Contingencies
Cash consideration	$ 350
On the second anniversary
Commitments and Contingencies
Cash consideration	350
Upon last anniversary
Commitments and Contingencies
Cash consideration	$ 350
Sundew ALD assets from Sundew Technologies, LLC
Commitments and Contingencies
Number of cash payments | payment	3
Fair value of contingent consideration	$ 311				$ 1,811	$ 1,413
Sundew ALD assets from Sundew Technologies, LLC | Minimum
Commitments and Contingencies
Percentage of net sales considered for contingent consideration	2.00%
Sundew ALD assets from Sundew Technologies, LLC | Maximum
Commitments and Contingencies
Percentage of net sales considered for contingent consideration	5.00%
Sundew ALD assets from Sundew Technologies, LLC | At the time of closing
Commitments and Contingencies
Cash consideration	$ 350
Sundew ALD assets from Sundew Technologies, LLC | On the second anniversary
Commitments and Contingencies
Cash consideration			$ 350
Sundew ALD assets from Sundew Technologies, LLC | Upon last anniversary
Commitments and Contingencies
Cash consideration		$ 350